Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.8

Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
2025130673			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX
2025130400	C	A	C	A	A	A	A	A	Closed	XX	XXX	XXX	Resolved	1 - Information	C	A	Credit	XXX	Property Title Issue	Resolved-Property Title Issue Resolved - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. account was paid see statement  - Buyer-XXX
Open-Property Title Issue Missing evidence of satisfaction of solid waste lien,(page XXX) not seen on XXX - Due Diligence Vendor-XXX	Resolved-Property Title Issue Resolved - Due Diligence Vendor-XXX	Borrower At Current Residence For XXX (XXX) Or More Years - Borrower At Current Residence For XXX (XXX) Or More Years - XXX Years
Months Reserves Are Greater Than The Guideline Minimum By XXX (XXX) Or More Months - Months Reserves Of XXX Are Greater Than The Guideline Minimum Of XXX By XXX (XXX) Or More Months
Qualifying FICO is Greater Than The Guideline Minimum By XXX (XXX) or More Points - Qualifying FICO Of XXX is Greater Than The Guideline Minimum Of XXX By XXX (XXX) or More Points
																									Original LTV Is Below The Guideline Maximum By XXX Percent (XXX%) Or More - Original LTV Of XXX% Is Below The Guideline Maximum Of XXX% By XXX Percent (XXX%) Or More		XXX.pdf	ATR/QM: Not Applicable	ATR/QM: Not Applicable	XXX	XXX	XXX	XXX	XXX	N/A	N/A	XXX
2025130503			A	A	A	A	A	A	A	A							A	A										ATR/QM: Not Applicable	ATR/QM: Not Applicable	XXX	XXX	XXX	XXX	XXX
2025130670	D	A	A	A	D	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	D	A	Compliance	Missing Doc - Closing Package	Prepayment Penalty Information Unavailable	Resolved-Resolved-XXX-Prepayment Penalty XXX page received. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Prepayment Note Addendum Attached- Addendum is a XXX page document
Prepayment Deed Rider Attached- Also XXX page document - Buyer-XXX
Open-Prepayment Penalty XXX page is missing in loan file - Due Diligence Vendor-XXX	Resolved-Resolved-XXX-Prepayment Penalty XXX page received. - Due Diligence Vendor-XXX	Months Reserves Are Greater Than The Guideline Minimum By XXX (XXX) Or More Months - Months Reserves Of XXX Are Greater Than The Guideline Minimum Of XXX By XXX (XXX) Or More Months
																									Qualifying FICO is Greater Than The Guideline Minimum By XXX (XXX) or More Points - Qualifying FICO Of XXX is Greater Than The Guideline Minimum Of XXX By XXX (XXX) or More Points		XXX.pdf XXX.pdf	ATR/QM: Not Applicable	ATR/QM: Not Applicable	XXX	XXX	XXX	XXX	NA	N/A	N/A	XXX
2025130401			A	A	A	A	A	A	A	A							A	A										ATR/QM: Not Applicable	ATR/QM: Not Applicable	XXX	XXX	XXX	XXX	NA
2025130323	D	A	A	A	D	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	D	A	Compliance	Missing Doc - XXX	Missing evidence of XXX	Resolved-Documentation provided is sufficient. Thank you. - Due Diligence Vendor-XXX Ready for Review-Document Uploaded. - Buyer-XXX Open-Evidence of XXX Missing Validated - Due Diligence Vendor-XXX	Resolved-Documentation provided is sufficient. Thank you. - Due Diligence Vendor-XXX	Months Reserves Are Greater Than The Guideline Minimum By XXX (XXX) Or More Months - Months Reserves Of XXX Are Greater Than The Guideline Minimum Of XXX By XXX (XXX) Or More Months
																									Original LTV Is Below The Guideline Maximum By XXX Percent (XXX%) Or More - Original LTV Of XXX% Is Below The Guideline Maximum Of XXX% By XXX Percent (XXX%) Or More		XXX.pdf	ATR/QM: Not Applicable	ATR/QM: Not Applicable	XXX	XXX	XXX	XXX	XXX	N/A	N/A	XXX
2025130217	D	A	D	A	D	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	D	A	Compliance	Missing Doc	XXX Missing	Resolved-XXX along with re-recording check provided. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. See note addendum and rider and check to re-record. Thanks  - Buyer-XXX
																						Open-Final CD shows Prepayment penalty XXX% for XXX years. There is no Prepayment Addendum to Note provided and no XXX to the Mortgage. - Due Diligence Vendor-XXX		Resolved-XXX along with re-recording check provided. - Due Diligence Vendor-XXX	Qualifying FICO is Greater Than The Guideline Minimum By XXX (XXX) or More Points - Qualifying FICO Of XXX is Greater Than The Guideline Minimum Of XXX By XXX (XXX) or More Points	XXX is missing	XXX.pdf XXX.pdf	ATR/QM: Not Applicable	ATR/QM: Not Applicable	XXX	XXX	XXX	XXX	XXX	N/A	N/A	XXX
2025130217	D	A	D	A	D	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc - Insurance	Flood Certificate Missing	Resolved-Flood Certificate is fully present - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Buyer-XXX
																						Open-Missing Flood Certificate Flood Certificate is Missing - Due Diligence Vendor-XXX		Resolved-Flood Certificate is fully present - Due Diligence Vendor-XXX	Qualifying FICO is Greater Than The Guideline Minimum By XXX (XXX) or More Points - Qualifying FICO Of XXX is Greater Than The Guideline Minimum Of XXX By XXX (XXX) or More Points		XXX.pdf	ATR/QM: Not Applicable	ATR/QM: Not Applicable	XXX	XXX	XXX	XXX	XXX	N/A	N/A	XXX
2025130669			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA
2025130168			A	A	A	A	A	A	A	A							A	A										ATR/QM: Not Applicable	ATR/QM: Not Applicable	XXX	XXX	XXX	XXX	NA
2025130672	C	B	C	B	A	A	A	A	Closed	XXX	XXX	XXX	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited CLTV Exceeds Guideline CLTV	Waived-Exception granted with supporting comp factors: XXX% LTV Exception to XXX% for Rural Property
 - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. See attached HB approved exceptions allowing for the XXX% LTV/CLTV - Buyer-XXX
Open-Audited CLTV of XXX% exceeds Guideline CLTV of XXX% As per Guidelines , Subject property is in rural , so maximum LTV/CLTV/HLTV allowed is XXX% . - Due Diligence Vendor-XXX	Waived-Exception granted with supporting comp factors: XXX% LTV Exception to XXX% for Rural Property - Due Diligence Vendor-XXX	Borrower 1 Has Stable Time In Profession By XXX (XXX) Years Or More - Borrower 1 Has Stable Time In Profession By XXX (XXX) Years Or More - XXX Years
Borrower 1 Has Stable Job Time Of XXX (XXX) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of XXX (XXX) Or More Years At Current Job - XXX Years
																									Calculated DTI Is Less Than The Guideline Maximum By XXX Percent (XXX%) Or More - Calculated DTI Of XXX% Is Less Than The Guideline Maximum Of XXX% By XXX Percent (XXX%) Or More	Self-employed XXX years low DTI XXX housing history	XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA	Originator Pre-Close	Yes	XXX
2025130671			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA
2025130117			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA
2025130511			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX